Prepaid Expenses - Summary of Prepaid Expenses (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of prepaid expenses [abstract]
Incremental costs of obtaining contracts	₩ 1,888,182	₩ 1,886,680
Others	86,133	100,823
Current prepaid expenses	1,974,315	1,987,503
Incremental costs of obtaining contracts	996,180	977,236
Others	77,242	91,912
Noncurrent prepayments	₩ 1,073,422	₩ 1,069,148